Supplemental Financial Statement Information	12 Months Ended
Sep. 30, 2012
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Supplemental Financial Statement Information

The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2012	2011
Inventories
Raw materials and supplies	$100.7	$95.5
Work in process	141.2	139.9
Finished products	430.5	418.0
Total inventories	$672.4	$653.4
Other Current Assets
Miscellaneous receivables	$81.5	$58.6
Deferred income tax benefits	207.0	189.2
Prepaid expenses	90.0	84.3
Value added tax collectible from customers	53.5	51.9
Other	23.0	42.3
Total other current assets	$455.0	$426.3
Property, plant and equipment
Land	$39.0	$39.4
Buildings	278.2	297.4
Machinery and equipment	1,775.7	1,719.8
Construction in progress	75.6	71.7
Total gross property	2,168.5	2,128.3
Accumulated depreciation	(1,320.0)	(1,242.9)
Total property, plant and equipment, net	$848.5	$885.4
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$70.1	$96.2
Accrued trade allowances	101.4	87.9
Accrued salaries, vacations and incentive compensation	115.9	110.4
Income taxes payable	25.2	—
Returns reserve	52.8	48.5
Other	223.0	232.8
Total other current liabilities	$588.4	$575.8
Other Liabilities
Pensions and other retirement benefits	$506.0	$497.2
Deferred compensation	166.3	151.7
Deferred income tax liabilities	455.0	453.8
Other non-current liabilities	88.3	93.6
Total other liabilities	$1,215.6	$1,196.3

Allowance for Doubtful Accounts	2012	2011	2010
Balance at beginning of year	$15.9	$13.2	$11.3
Impact of acquisition	—	0.8	—
Provision charged to expense, net of reversals	2.2	4.6	4.6
Write-offs, less recoveries, translation, other	(2.2)	(2.7)	(2.7)
Balance at end of year	$15.9	$15.9	$13.2

Income Tax Valuation Allowance	2012	2011	2010
Balance at beginning of year	$12.6	$11.0	$10.3
Provision charged to expense	—	11.4	2.7
Reversal of provision charged to expense	(0.8)	(4.6)	(1.3)
Write-offs, translation, other	0.1	(5.2)	(0.7)
Balance at end of year	$11.9	$12.6	$11.0

Supplemental Disclosure of Cash Flow Information	2012	2011	2010
Interest paid, including cost of early debt retirement	$117.5	$141.8	$122.1
Income taxes paid	$113.0	$206.4	$131.5

The Company has made two reclassifications for financial reporting purposes that impact the September 30, 2011, balance sheet only. They are as follows:

•
In many of the Company's foreign affiliates, a value-added tax (VAT) is included on the invoice to the customer. The VAT is not included as part of the Company's revenue because the Company is simply collecting required taxes related to the sale of its goods to a third party and passing that tax collection to the proper tax authorities. Historically, the Company has reported this VAT component as part of trade receivables. We have reclassified this outstanding VAT amount from trade receivables to other current assets. The amount of the reclassification at September 30, 2011 is $51.9.

•
The Company engages in a variety of trade promotional activities with its customers to promote its brands. The cost of these programs have historically been accounted for as a reduction of net sales in accordance with GAAP, with an offsetting establishment of an accrued liability. A large portion of these liabilities are paid via a customer deduction from amounts owed to the Company for invoiced sales as the customer exercises a right of offset against trade receivables to recoup payment for trade promotion allowances. While practice may vary depending on the type and nature of the trade promotional activities, we believe reduction of trade receivables to reflect this estimated right of offset is common in the industry and appropriate to reflect on the reported balance sheet. The amount reclassified to reflect this presentation change was $131.9 at September 30, 2011.